Employee benefit plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee benefit plans

Note 21.   Employee benefit plans

Defined benefit post-retirement plan

As of December 31, 2023, the Group maintained one defined benefit post-retirement plan for the employees of SEALSQ France SAS.

The plan is and was considered a defined benefit plan and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2023	2022	2021
Wages and Salaries	6,214	4,286	4,345
Social security contributions	2,319	1,940	2,049
Net service costs	38	42	68
Total	8,571	6,268	6,462

The defined benefit pension plan maintained by SEALSQ France SAS, and their obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded, which means that there are no plan assets.

The pension liability calculated as at December 31, 2023, is based on annual personnel costs and assumptions as of December 31, 2023.

	As at December 31,	As at December 31,	As at December 31,
Assumptions	2023	2022	2021
	France	France	France
Discount rate	3.05%	3.65%	0.75%
Expected rate of return on plan assets	n/a	n/a	n/a
Salary increases	3%	3%	3%

As at December 31, 2023 and 2022, the Group’s accumulated benefit obligation amounted to, respectively, USD 426,345 and USD 395,786.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2023	2022	2021

Projected benefit obligation	396	575	1,015
Surplus / deficit	396	575	1,015

Opening balance sheet asset / provision (funded status)	396	575	1,015

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	396	575	1,015
Net service cost	38	43	71
Interest expense	14	4	3
Net benefits paid to participants	(22)	(24)	(116)
Actuarial losses / (gains)	(11)	(170)	(141)
Curtailment & settlement	0	0	(187)
Currency translation adjustment	11	(32)	(70)
Projected benefit obligation at end of year	426	396	575

Reconciliation to balance sheet end of year
Defined benefit obligation - funded plans	426	396	575
Surplus / deficit	426	396	575

Closing balance sheet asset / provision (funded status)	426	396	575

Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	(385)	(364)	(205)
Deficit	(385)	(364)	(205)

Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	47	52	51

Movement in Funded Status
USD'000
Fiscal year	2023	2022	2021

Opening balance sheet liability (funded status)	396	575	1,015

Net service cost	38	43	71
Interest cost / (credit)	14	4	3
Settlement / curtailment cost / (credit)	—	—	(194)
Currency translation adjustment	—	—	(1)
Total net periodic benefit cost / (credit)	52	47	(121)

Actuarial (gain) / loss on liabilities due to experience	(11)	(170)	(142)
Total (gain) / loss recognized via OCI	(11)	(170)	(142)

Employer contributions paid in the year + Cashflow required to pay benefit payments	(22)	(24)	(116)
Total cashflow	(22)	(24)	(116)

Currency translation adjustment	11	(32)	(61)
Closing balance sheet liability (funded status)	426	396	575

Reconciliation of Net gain / loss
Amount at beginning of year	(364)	(205)	(68)
Liability (gain) / loss	(11)	(170)	(142)
Currency translation adjustment	(10)	11	5
Amount at December 31,	(385)	(364)	(205)

The table below shows the breakdown of expected future contributions payable to the Plan:

Period USD'000	France
2024	38
2025	—
2026	53
2027	52
2028	42
2029 to 2033	347